BUSINESS COMBINATIONS AND EQUITY METHOD INVESTEES - Disclosure of assets purchased and the liabilities assumed (Nayax Retail) (Details) $ in Thousands, ₪ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 ILS (₪)	Mar. 31, 2020 USD ($)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of subsidiary, net of purchased cash, as presented in cash flows from investing activities		$ (440)	$ (418)	$ 686
Nayax Retail Ltd
Disclosure of detailed information about business combination [line items]
Cash paid					₪ 3.0	$ 855
Deferred consideration					2.1	580
Liability for forward contract for acquisition of subsidiary						1,348
Total consideration						2,783
Amounts recognized in respect of identifiable assets purchased and liabilities assumed:
Cash and cash equivalents						169
Trade and other receivables						218
Property, plant and equipment						7
Accounts payable						(236)
Post-employment obligation						(47)
Technology						632
Customer relationships						414
Deferred tax liabilities						(241)
Total identifiable assets, net						916
Goodwill						1,867
Total consideration						2,783
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid					₪ 3.0	855
Cash and cash equivalents of the subsidiary						$ (169)
Purchase of subsidiary, net of purchased cash, as presented in cash flows from investing activities	$ 686